Description of Organization and Business Operations - Additional Information (Details) - USD ($)						8 Months Ended	12 Months Ended
	Oct. 12, 2024	Aug. 30, 2024	Aug. 28, 2024	Jun. 06, 2024	May 31, 2024	Dec. 31, 2024	Dec. 31, 2025	May 08, 2024
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Offering amount			$ 200,000,000
Proceeds from sale of units			$ 200,000,000
Warrants exercisable price per share							$ 11.5
Transaction costs due to be paid							$ 1,319,918
Underwriting fees							600,000
Offering costs							1,019,918
Reimbursement of offering expenses							300,000
Cash						$ 1,344,228	89,362
Working capital							1,875,681
Class B Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from sale of units				$ 3,000	$ 100,000	103,000	0
Proceeds from sale of units						$ 3,250,000	$ 0
Ordinary shares, par value					$ 0.00588235	$ 0.0001	$ 0.0001	$ 0.0001
Sale of stock price per unit				$ 0.01				$ 0.0001
Class A Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ordinary shares, par value						$ 0.0001	0.0001
Class A Ordinary Shares | Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants exercisable price per share							9.2
Redeemable Warrants | Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants exercisable price per share							$ 9.2
Redeemable Warrants | Class A Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants exercisable price per share			$ 11.5
Ordinary shares, par value			$ 0.0001
Underwriting Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Offering units			20,000,000
Private Placement | Class B Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from sale of units		$ 3,250,000
Sale of units in private placement		2,826,087
Sale of stock price per unit		$ 1.15
Over Allotment Option
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Underwriters over allotment options period	45 days		45 days
Over Allotment Option | Maximum
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Over allotments option to purchase additional units			$ 30,000,000
Over allotments option to purchase additional units, shares			3,000,000
Public Unit
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Offering amount		$ 200,000,000
Offering units		20,000,000
Ordinary shares, par value		$ 0.0001
Sale of units in private placement		20,000,000
Sale of stock price per unit		$ 10
Private Placement Warrants
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from sale of units		$ 58,060
Private Placement Warrants | Class A Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Warrants exercisable price per share		$ 11.5
Sale of units in private placement		3,719,000
Warrant per share value		$ 0.01561
Trust Account
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Offering amount							$ 200,000,000
Decommissioning trust assets descriptions							The Company’s amended and restated memorandum and articles of association provides that, other than the withdrawal of interest and dividends to pay taxes none of the funds held in the Trust Account will be released until the earlier of: (1) the completion of the Business Combination; (2) the redemption of 100% of the outstanding public shares if the Company has not completed an initial Business Combination within 21 months from the closing of the Offering or (3) the redemption of any public shares properly tendered in connection with a shareholder vote to amend the memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Company’s public shares if the Company does not complete its initial Business Combination within the required time period or (B) with respect to any other provision relating to the Company’s pre-business combination activity and related shareholders’ rights.
Public shares redemption percentage							100.00%
US Government treasury bills maturity description							U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less
Trust Account | Maximum | Target Business
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Payment of dissolution expenses from net interest							$ 100,000